Cambria ETF Trust
2321 Rosecrans Avenue, Suite 3225
El Segundo, California 90245

March 10, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Cambria ETF Trust (the “Registrant”) (File Nos. 333-180879 and 811-22704)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1. The form of Prospectus and Statement of Additional Information dated March 4, 2014 for the Registrant’s Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF and Cambria Value and Momentum ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on March 4, 2014 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Eric W. Richardson
Eric W. Richardson
President